Financial Instruments (Tables)	9 Months Ended
Aug. 31, 2019
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	August 31, 2019		November 30, 2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debenture(i)	1,525,220	1,710,557	1,790,358	1,795,796

Past due financing receivables
	August 31,	November 30,
	2019	2018
	$	$

Total accounts receivable	162,876	305,912
Less allowance for doubtful accounts	(66,849)	(66,849)
Total accounts receivable, net	96,027	239,063

Not past due	96,027	239,063
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	66,849	66,849
Total accounts receivable, gross	162,876	305,912

Contractual obligation, fiscal year maturity schedule

	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	3,504,755	-	-	-	-	3,504,755
Accrued liabilities	1,174,186	-	-	-	-	1,174,186
Convertible debenture (Note 5)	2,961	2,806	2,837	143,483	-	152,087
Related parties
Employee costs payable	236,449	-	-	-	-	236,449
Convertible debentures (Note 5)	1,083,845	12,457	12,594	12,594	500,137	1,621,627
Total contractual obligations	6,002,196	15,263	15,431	156,077	500,137	6,689,104